Share-based compensation (Expected share-based compensation expense) (Details) $ in Millions	Dec. 31, 2020 USD ($)
2021
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 50.5
2022
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	30.6
2023
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	10.5
2024
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	3.2
2025
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 0.6